SEGMENT INFORMATION - Capital Expenditures (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total capital expenditures	$ 243,481	$ 252,490	$ 598,414
Altira Macau [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	5,614	3,892	3,303
Mocha and Other [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	6,549	4,590	1,704
City of Dreams [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	83,988	22,259	21,684
Studio City [Member] | Macau [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	86,071	73,452	429,362
City of Dreams Manila [Member] | The Philippines [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	17,940	24,970	4,986
City of Dreams Mediterranean and Other [Member] | Cyprus [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	11,815	108,214	131,419
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total capital expenditures	$ 31,504	$ 15,113	$ 5,956